REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule Segment Information) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) segments	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of reportable units | segments		3
Revenue		$ 14,712	$ 7,066	$ 12,472
Adjusted EBITDA		(153)	(1,188)	2,130
Enterprise [Member]
Segment Reporting Information [Line Items]
Revenue		6,860	6,601	7,817
Adjusted EBITDA		676	$ 512	$ 1,231
Video Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	7,017
Adjusted EBITDA	[1]	(273)
Service Providers [Member]
Segment Reporting Information [Line Items]
Revenue		835	$ 465	$ 4,655
Adjusted EBITDA		$ (556)	$ (1,700)	$ 899

[1]	Financial information for the nine months ended on December 31, 2015